Financial instruments	3 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
Financial instruments	Financial instruments
3.1.    Financial assets
Financial assets by category as of March 31, 2026 and December 31, 2025 are as follows (in thousands):

	March 31, 2026
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$432,846
Short-term investments	—	100,565
Accounts receivable, net	—	28,194
Total	$—	$561,605
Non-current assets
Financial assets at fair value through profit or loss	434	—
Total	$434	$—

	December 31, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$388,891
Short-term investments	—	101,142
Accounts receivable, net	—	32,017
Accrued income	—	948
Financial assets at fair value through profit or loss	45	—
Total	$45	$522,998
Non-current assets
Financial assets at fair value through profit or loss	437	—
Total	$437	$—
3.2.    Financial liabilities
Financial liabilities by category as of March 31, 2026 and December 31, 2025 are as follows (in thousands):

	March 31, 2026
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$4,804
Accrued expenses (1)	—	16,443
Current lease liabilities	—	1,962
Current portion of borrowings with related party	—	33,038
Total	$—	$56,247
Non-current liabilities
Non-current lease liabilities	—	3,655
Total	$—	$3,655

(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.

	December 31, 2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$17,080
Accrued expenses (1)	—	4,583
Current lease liabilities	—	1,444
Current portion of borrowings with related party	—	34,846
Total	$—	$57,953
Non-current liabilities
Non-current lease liabilities	—	3,309
Long-term borrowings with related party	—	—
Total	$—	$3,309
(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.
3.3.    Fair value hierarchy
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of March 31, 2026 and December 31, 2025 are as follows (in thousands):

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$434	$434

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$45	$437	$482
3.4.    Valuation techniques and the inputs
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of March 31, 2026 and December 31, 2025 are as follows (in thousands):

	March 31, 2026	December 31, 2025	Level	Valuation techniques
Capital contribution to cooperatives	$434	$437	3	Market-based fair value approach
Derivative instruments (Money Market Trust)	$—	$45	2	Discounted Cash Flow Method

3.5.    Net gains or losses by category of financial instruments
Net gains or losses by category of financial instruments for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Three months ended March 31,
(in thousands)	2026	2025
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	$20	$290
Unrealized gain on foreign currency	—	—
Loss on valuation of financial assets	—	—
Gains (losses) on disposal	660	—
Sub-total	$680	$290
Financial assets at amortized cost
Interest income	4,220	3,806
Gain on foreign currency transactions	1,923	309
Unrealized gain on foreign currency	2,851	207
Loss on foreign currency transactions	(99)	(31)
Unrealized loss on foreign currency	(32)	(336)
Sub-total	$8,863	$3,955
Total	$9,543	$4,245
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$—	$(11)
Sub-total	$—	$(11)
Financial liabilities at amortized cost
Interest expense	(476)	(449)
Gain on foreign currency transactions	2	—
Unrealized gain on foreign currency	—	—
Loss on foreign currency transactions	—	(638)
Sub-total	$(474)	$(1,087)
Total	$(474)	$(1,098)